Discontinued Operations - Summary Results of Discontinued Operations (Details) - CAD ($) $ in Thousands		10 Months Ended	12 Months Ended
	May 15, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Gross revenue			$ 73,321	$ 66,927
Net revenue			60,918	63,562
Cost of sales			51,740	46,721
Gross margin before fair value adjustments			(36,735)	16,841
Change in fair value of biological assets		$ (1,280)	5,432	30,340
Gross margin		(1,280)	(49,869)	36,496
General and administrative		8,309	32,029	38,934
Sales and marketing		2,380	5,737	8,068
Depreciation and amortization		920	4,711	595
Share-based compensation		7,410	8,566	38,698
Goodwill impairment				100,305
Loss from operations		(27,554)	(185,404)	(52,371)
Transaction costs			(3,587)	(8,481)
Finance costs		(1,797)	(16,814)	(24,216)
Gain (loss) on disposition of PP&E		(17)	488	8
Loss on disposition of Bridge Farm			(33,627)	(128,931)
Loss before income tax		(56,526)	(206,317)	(146,307)
Income tax recovery				3,609
Net loss		$ (56,526)	(239,944)	(271,629)
Bridge Farm
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Loss on disposition of Bridge Farm	$ (14,979)
Discontinued Operations | Bridge Farm
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Gross revenue			22,139	12,298
Net revenue			22,139	12,298
Cost of sales			15,633	9,426
Gross margin before fair value adjustments			6,506	2,872
Change in fair value of biological assets			1,064	386
Change in fair value realized through inventory			(1,122)
Gross margin			6,448	3,258
General and administrative			8,585	5,515
Sales and marketing			1,418	820
Depreciation and amortization			2,752	3,482
Foreign exchange			1,057	(1,779)
Share-based compensation			(826)	826
Goodwill impairment				100,305
Loss from operations			(6,538)	(105,911)
Transaction costs				(1,588)
Finance costs			(10,083)	(3,982)
Loss on contingent consideration			(2,252)	(18,645)
Gain on investment				165
Gain (loss) on disposition of PP&E				13
Loss on disposition of Bridge Farm			(14,979)
Loss before income tax			(33,852)	(129,948)
Income tax recovery			225	1,017
Net loss			$ (33,627)	$ (128,931)